Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries and VIEs
As of December 31, 2021, the Company’s major subsidiaries, the major VIEs and VIE’s subsidiary are as follows:

Company Name	Date of establishment	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
LingoChamp US Inc.	Established on August 15, 2017	US	100%	AI lab operation
LingoChamp (HK) Limited	Established on August 29, 2013	Hong Kong	100%	Investment holding
Yuguan Information Technology (Shanghai) Co., Ltd. (“Yuguan WFOE”)	Established on November 19, 2013	PRC	100%	Technology development
Yuling Culture Communication (Shanghai) Co., Ltd.	Established on October 13, 2015	PRC	100%	Provision of cross-border loan arrangement
Variable Interest Entity (“VIEs”)
Shanghai Liulishuo Information and Technology Co., Ltd. (“Shanghai Liulishuo” or “Shanghai Liulishuo VIE”)	Established on May 17, 2013	PRC	100%	Provision of English learning services
Shanghai Mengfan Culture Communication Co., Ltd. (“Mengfan”)	Established on December 8, 2014	PRC	100%	Provision of marketing support services
Shanghai Mengfan Education Technology Co., Ltd. (“Mengfan Education”)	Established on April 18, 2019	PRC	100%	Provision of English learning service
Subsidiary of Variable Interest Entity (“VIE’s subsidiary”)
Wuhan Liulishuo Information and Technology Co., Ltd.	Established on January 14, 2019	PRC	100%	Provision of marketing support service

Schedule of VIEs
The following combined financial information of the Company’s VIEs and VIEs’ subsidiary as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2020	2021
Assets
Current assets
Cash and cash equivalents	37,673	2,764
Restricted cash	20	—
Accounts receivable, net	5,892	2,898
Amounts due from inter-company entities	4,254	3,939
Prepayments and other current assets	36,298	32,338

Total current assets	84,137	41,939

Non-current assets
Property and equipment, net	15,773	9,763
Operating lease right-of-use assets, net	48,862	9,133
Other non-current assets	3,510	—
Deferred tax assets	13,547	11,974

Total non-current assets	81,692	30,870

Total assets	165,829	72,809

	As of December 31,
	2020	2021
Liabilities
Current liabilities
Accounts payable	50,443	45,676
Amounts due to inter-company entities	169,717	217,089
Customer deposits and deferred revenue, current	689,325	530,712
Salary and welfare payable	56,946	31,353
Tax payable	48,058	48,988
Operating lease liability, current	19,465	9,821
Accrued liabilities and other current liabilities	16,405	11,077

Total current liabilities	1,050,359	894,716

Customer deposits and deferred revenue, non-current	56,905	28,055
Operating lease liability, non-current	32,933	129
Other non-current liabilities	2,380	2,380

Total non-current liabilities	92,218	30,564

Total liabilities	1,142,577	925,280

	For the years ended December 31,
	2019	2020	2021
Net revenues	1,023,213	972,628	684,635
Net (loss)/income (includes inter-company service fee charges incurred in the amounts of RMB 600,999, RMB 426,886 and RMB 233,868, respectively)	(298,596)	(101,843)	124,277

	For the years ended December 31,
	2019	2020	2021
Net cash provided by/(used in) operating activities	109,999	(98,741)	(34,004)
Net cash used in investing activities	(31,603)	(1,030)	(925)
Net cash provided by financing activities	1,000	—	—

Net increase/(decrease) in cash, cash equivalents and restricted cash	79,396	(99,771)	(34,929)